Current Assets - Trade and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Current Assets - Trade and Other Receivables, Net [Abstract]
Schedule of Current Assets - Trade and Other Receivables, Net
	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Trade receivables	58,176	752,584
Other receivables	289,874	196,641

	348,050	949,225